OTHER PAYABLES AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Other Payables And Accruals Disclosure [Line Items]
Accrued employee benefits	$ 0		$ 24
Deposits from suppliers	0		33
Other payables	111		110
Total	$ 111	[1]	$ 167	[1]

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).